REDEEMABLE PREFERRED SHARES - Key terms of the convertible preferred shares (Details) - 12 months ended Dec. 31, 2020 $ / shares in Units, ¥ in Thousands, $ in Thousands	CNY (¥) D	USD ($) D $ / shares
REDEEMABLE PREFERRED SHARES
Issuance of ordinary shares in exchange of bonds payable | ¥	¥ 65
Redeemable preferred shares
REDEEMABLE PREFERRED SHARES
Dividend rate per annum	5.00%	5.00%
Increase dividend rate per annum	7.00%	7.00%
Increase in dividend rate each quarter thereafter if the Company has not redeemed all of the preferred shares outstanding as of the eighth anniversary of the Issue Date	0.50%	0.50%
Number of trading days | D	20	20
Consecutive trading days | D	30	30
Aggregate value of preferred shares | $		$ 10,000
Minimum percentage of the preferred shares issued as of the Issue Date, right to require the Company to sell all or a portion of its business and/or to conduct other fundraising or refinancing activities	90.00%	90.00%
Issuance costs | $		$ 2,646
Minimum percentage of outstanding preferred shares' written consent or affirmative vote needed for certain actions		75.00%
ADS
REDEEMABLE PREFERRED SHARES
Volume-weighted average price ("VWAP") per ADS | $ / shares		$ 53.40
Conversion price | $ / shares		$ 35.60